Earnings per share	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Earnings per share

Note 37. Earnings per share

	Consolidated
	2018 A$’000	2017 A$’000	2016 A$’000

Loss after income tax attributable to the owners of Kazia Therapeutics Limited	(6,039)	(10,670)	(12,155)
Non-controlling interest	—	—	93

Loss after income tax attributable to the owners of Kazia Therapeutics Limited	(6,039)	(10,670)	(12,062)

	Number	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings per share	48,376,525	467,833,849	427,431,910

Weighted average number of ordinary shares used in calculating diluted earnings per share	48,376,525	467,833,849	427,431,910

	Cents	Cents	Cents
	A$	A$	A$

Basic earnings per share	(12.48)	(2.28)	(2.82)
Diluted earnings per share	(12.48)	(2.28)	(2.82)

1,865,000 unlisted convertible notes with a face value of A$464,000, 4,798,266 unlisted options and 3,148,400 listed options have been excluded from the above calculations as they were antidilutive.